SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended															3 Months Ended	12 Months Ended																															12 Months Ended			12 Months Ended
	Dec. 29, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011	Dec. 27, 2009 Station	Sep. 30, 2009	Dec. 29, 2013 Continuing Operations [Member]	Dec. 30, 2012 Continuing Operations [Member]	Dec. 25, 2011 Continuing Operations [Member]	Dec. 29, 2013 Discontinued Operations [Member]	Dec. 30, 2012 Discontinued Operations [Member]	Dec. 25, 2011 Discontinued Operations [Member]	Dec. 29, 2013 Class A and B [Member]	Dec. 30, 2012 Class A and B [Member]	Dec. 25, 2011 Class A and B [Member]	Dec. 29, 2013 Class A and B [Member] Continuing Operations [Member]	Dec. 30, 2012 Class A and B [Member] Continuing Operations [Member]	Dec. 25, 2011 Class A and B [Member] Continuing Operations [Member]	Dec. 29, 2013 Class A and B [Member] Discontinued Operations [Member]	Dec. 30, 2012 Class A and B [Member] Discontinued Operations [Member]	Dec. 25, 2011 Class A and B [Member] Discontinued Operations [Member]	Sep. 23, 2012 Class C [Member]	Dec. 29, 2013 Class C [Member]		Dec. 30, 2012 Class C [Member]		Dec. 25, 2011 Class C [Member]	Dec. 29, 2013 Class C [Member] Continuing Operations [Member]		Dec. 30, 2012 Class C [Member] Continuing Operations [Member]		Dec. 25, 2011 Class C [Member] Continuing Operations [Member]		Dec. 29, 2013 Class C [Member] Discontinued Operations [Member]		Dec. 30, 2012 Class C [Member] Discontinued Operations [Member]		Dec. 25, 2011 Class C [Member] Discontinued Operations [Member]	Dec. 29, 2013 Non-Vested Restricted Stock [Member]	Dec. 30, 2012 Non-Vested Restricted Stock [Member]	Dec. 25, 2011 Non-Vested Restricted Stock [Member]	Dec. 29, 2013 Non-Vested Restricted Stock [Member] Continuing Operations [Member]	Dec. 30, 2012 Non-Vested Restricted Stock [Member] Continuing Operations [Member]	Dec. 25, 2011 Non-Vested Restricted Stock [Member] Continuing Operations [Member]	Dec. 29, 2013 Non-Vested Restricted Stock [Member] Discontinued Operations [Member]	Dec. 30, 2012 Non-Vested Restricted Stock [Member] Discontinued Operations [Member]	Dec. 25, 2011 Non-Vested Restricted Stock [Member] Discontinued Operations [Member]	Dec. 25, 2011 Secured Note [Member]	Dec. 26, 2010 Secured Note [Member]	Dec. 30, 2012 Promissory Note [Member]	Dec. 26, 2010 Promissory Note [Member]	Dec. 25, 2011 Promissory Note [Member]	Feb. 28, 2010 Promissory Note [Member]	Dec. 26, 2010 Working Capital Note [Member]	Dec. 25, 2011 Working Capital Note [Member]	Feb. 28, 2010 Working Capital Note [Member]	Dec. 29, 2013 Broadcasting [Member]	Dec. 30, 2012 Broadcasting [Member]	Dec. 30, 2012 Publishing [Member]	Dec. 29, 2013 Minimum [Member]	Dec. 29, 2013 Maximum [Member]	Dec. 29, 2013 Building and Land Improvements [Member]	Dec. 29, 2013 Building [Member]	Dec. 29, 2013 Newspaper Printing Presses [Member]	Dec. 29, 2013 Broadcasting Equipment [Member] Minimum [Member]	Dec. 29, 2013 Broadcasting Equipment [Member] Maximum [Member]	Dec. 29, 2013 Other Printing Presses [Member]	Dec. 29, 2013 Others [Member] Minimum [Member]	Dec. 29, 2013 Others [Member] Maximum [Member]	Dec. 29, 2013 Capital Leases [Member]	Dec. 30, 2012 Capital Leases [Member]
Revenue recognition [Abstract]
Period of newspaper advertising contracts, maximum									1 year
Period over which if deferred revenue is be earned is included in other long term liabilities, maximum									1 year
Advertising expense [Abstract]
Advertising expense									$ 6,645,000	$ 7,438,000	$ 6,915,000
Cash equivalents [Abstract]
Maximum period of maturity for cash equivalents									3 months
Receivables [Abstract]
Accounts receivable against the allowance for doubtful accounts	1,688,000				2,377,000				1,688,000	2,377,000
Inventories [Abstract]
Paper and supplies	2,224,000				2,950,000				2,224,000	2,950,000
Work in process	59,000				84,000				59,000	84,000
Less obsolescence reserve	(92,000)				(90,000)				(92,000)	(90,000)
Inventories, net	2,191,000				2,944,000				2,191,000	2,944,000
Television programming [Abstract]
Minimum contract period for rights to television programming									1 year
Maximum contract period for rights to television programming									5 years
Barter advertising revenue and expense									7,210,000	5,393,000	4,672,000
Property, Plant and Equipment [Line Items]
Property and equipment, useful life																																																																					10 years	30 years	25 years	5 years	20 years	10 years	3 years	10 years
Depreciation expenses									20,058,000	20,590,000	21,261,000
Net property and equipment secured by credit facilty	160,500,000								160,500,000
Capital leases [Abstract]
Capital leased assets																																																																													474,000	1,834,000
Accumulated depreciation	246,531,000				242,145,000				246,531,000	242,145,000																																																																			162,000	1,683,000
Current portion of long-term liabilities																																																																													79,000	54,000
Other long-term liabilities	3,554,000				3,491,000				3,554,000	3,491,000																																																																			244,000	113,000
Impairment of long-lived assets [Abstract]
Impairment of long-lived assets									238,000	493,000	0																																																					238,000	368,000	125,000
Finite-Lived Intangible Assets [Line Items]
Amortization period																																																																			5 years	25 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured note													450,000
Number of radio stations sold												2
Principal payments received																																																							50,000	50,000
Note receivable	524,000				772,000				524,000	772,000	400,000																																														772,000		433,000	700,000		51,000	147,000
Period over which note is repayable																																																									3 years	4 years			3 years
Fair value of notes																																																									738,000			587,000			129,000
Fair value of notes discounted (in hundredths)									3.36%	3.08%																																															6.25%	6.785%			9.08%
Interest rate on notes receivables (in hundredths)																																																									3.00%
Share Repurchases [Abstract]
Stock repurchased during period (in shares)										3,264																			3,264			3,264
Numerator for basic earnings for each class of common stock and non-vested restricted stock [Abstract]
Net earnings	11,260,000	4,546,000	6,602,000	3,793,000	15,097,000	7,698,000	7,611,000	2,919,000	26,201,000	33,325,000	22,186,000			26,250,000	32,582,000	21,713,000				26,201,000	30,701,000	18,862,000	26,250,000	29,991,000	18,423,000					0		2,407,000		3,060,000	0		2,379,000		3,031,000
Minimum dividend										1,146,000	1,854,000									0	0	0	0	0	0					0		1,146,000		1,854,000	0		1,146,000		1,854,000							0	0	0	0	0	0
Undistributed net earnings									$ 26,201,000	$ 32,179,000	$ 20,332,000			$ 26,250,000	$ 31,436,000	$ 19,859,000	$ (49,000)	$ 743,000	$ 473,000	$ 26,201,000	$ 30,701,000	$ 18,862,000	$ 26,250,000	$ 29,991,000	$ 18,423,000	$ (49,000)	$ 709,000	$ 439,000		$ 0		$ 1,261,000		$ 1,206,000	$ 0		$ 1,233,000		$ 1,177,000		$ 0		$ 29,000		$ 28,000	$ 0	$ 217,000	$ 264,000	$ 0	$ 212,000	$ 259,000	$ 0	$ 5,000	$ 6,000
Denominator for basic earnings for each class of common stock:
Weighted average shares outstanding (in shares)									3,264											50,259	50,091	51,088	50,259	50,091	51,088	50,259	50,091	51,088		0	[1]	3,264	[1]	3,264	0	[1]	3,264	[1]	3,264	[1]	0	[1]	3,264	[1]	3,264
Basic earnings per share:
Basic earnings per share (in dollars per share)	$ 0.22	$ 0.09	$ 0.13	$ 0.08	$ 0.30	$ 0.14	$ 0.13	$ 0.05	$ 0.52	$ 0.61										$ 0.52	$ 0.61	$ 0.37	$ 0.52	$ 0.60	$ 0.36	$ 0	$ 0.01	$ 0.01		$ 0		$ 0.74		$ 0.94	$ 0		$ 0.73		$ 0.93		$ 0		$ 0.01		$ 0.01

[1]	The weighted average number of shares is calculated only for the period of time which the class C common stock was outstanding during the period, not the entire period.